Escrow (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Disclosure Escrow Abstract
Escrow account for locking the acquisition targets	$ 23,800,000
Escrow account related to convertible notes and issuance of common shares amount	$ 28,501,762	$ 52,187,762